UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE INTERNATIONAL
ALL CAP OPPORTUNITY PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 97.7%
Bahamas — 0.3%
7,700	Teekay Corp.	$336,259

Belgium — 1.1%
26,100	Fortis (a)	367,006
14,700	InBev NV (a)	989,195

	Total Belgium	1,356,201

Bermuda — 1.3%
4,800	BW GAS Ltd. *	51,430
109,900	Cosan Ltd., Class A Shares *	1,440,789

	Total Bermuda	1,492,219

Canada — 3.7%
169,300	Bombardier Inc., Class B Shares	1,211,703
36,000	EnCana Corp.	2,594,120
25,300	Ensign Energy Services Inc.	521,764

	Total Canada	4,327,587

China — 0.9%
16,200	LDK Solar Co., Ltd., ADR *	545,454
16,800	Trina Solar Ltd., ADR *	462,336

	Total China	1,007,790

Denmark — 0.3%
10,800	A/S Dampskibsselskabet Torm (a)	348,103

France — 14.8%
13,100	BNP Paribas SA (a)	1,300,146
63,800	European Aeronautic Defence & Space Co. (a)	1,198,393
70,500	France Telecom SA (a)	2,237,455
17,800	Publicis Groupe (a)	579,260
40,600	Sanofi-Aventis (a)	2,848,009
5,700	Societe Generale (a)	530,458
26,100	Technip SA (a)	2,208,886
58,700	Total SA (a)	4,498,469
51,000	Vivendi Universal SA (a)	2,130,706

	Total France	17,531,782

Germany — 19.7%
25,900	Bayerische Motoren Werke AG (a)	1,162,172
108,500	Deutsche Telekom AG, Registered Shares (a)	1,885,289
60,500	Fresenius Medical Care AG & Co. (a)	3,343,275
245,500	Infineon Technologies AG (a)*	1,854,952
20,500	Linde AG (a)	2,829,562
31,300	MTU Aero Engines Holding AG (a)	971,162
80,000	Rhoen-Klinikum AG (a)	2,574,482
59,100	SAP AG (a)	3,419,234
23,400	Siemens AG, Registered Shares (a)	2,869,302
17,300	Stada Arzneimittel AG (a)	893,432
89,300	Symrise AG (a)	1,527,334

	Total Germany	23,330,196

Hong Kong — 6.0%
378,000	Cheung Kong Holdings Ltd. (a)	5,314,457
58,000	Jardine Matheson Holdings Ltd. (a)	1,826,393

	Total Hong Kong	7,140,850

Ireland — 0.9%
41,700	Ryanair Holdings PLC, ADR *	1,015,395

See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Israel — 1.1%
27,800	Teva Pharmaceutical Industries Ltd., ADR	$1,246,552

Italy — 1.5%
300,600	UniCredito Italiano SpA (a)	1,790,488

Japan — 11.5%
292	Mizuho Financial Group Inc. (a)	1,395,561
20,600	Nidec Corp. (a)	1,457,411
345,900	Nipponkoa Insurance Co., Ltd. (a)	2,759,930
4,050	SBI Holdings Inc. (a)	955,542
32,500	Secom Co., Ltd. (a)	1,490,850
44,500	Sony Corp. (a)	1,672,771
320	Sumitomo Mitsui Financial Group Inc. (a)	2,460,651
62,200	Sundrug Co., Ltd. (a)	1,432,495

	Total Japan	13,625,211

Netherlands — 4.8%
129,818	Aegon NV (a)	1,523,311
48,478	Royal Dutch Shell PLC, Class A Shares	1,730,129
86,300	Unilever NV, CVA (a)	2,384,596

	Total Netherlands	5,638,036

Spain — 1.5%
34,500	Acerinox SA (a)	679,792
43,400	Telefonica SA (a)	1,130,125

	Total Spain	1,809,917

Switzerland — 9.6%
24,400	Lonza Group AG, Registered Shares (a)	3,541,095
41,400	Nestle SA, Registered Shares (a)	1,812,132
32,228	Nobel Biocare Holding AG, Registered Shares (a)	990,055
41,400	Novartis AG, Registered Shares (a)	2,450,947
9,700	Synthes Inc. (a)	1,339,316
64,638	UBS AG, Registered Shares (a)*	1,235,341

	Total Switzerland	11,368,886

Taiwan — 1.8%
143,262	Advanced Semiconductor Engineering Inc., ADR	628,919
150,149	Siliconware Precision Industries Co., ADR	995,485
211,567	United Microelectronics Corp., ADR	543,727

	Total Taiwan	2,168,131

United Kingdom — 16.9%
53,300	Amdocs Ltd. *	1,620,853
477,271	Barclays PLC (a)	3,202,758
180,500	British Sky Broadcasting Group PLC (a)	1,615,545
166,720	Cadbury PLC (a)	1,966,961
87,600	Diageo PLC (a)	1,522,513
81,900	HSBC Holdings PLC (a)	1,354,024
351,200	International Power PLC (a)	2,854,260
1,523,277	Signet Group PLC (a)	1,507,561
642,250	Vodafone Group PLC (a)	1,723,123
506,747	William Morrison Supermarkets PLC (a)	2,581,474

	Total United Kingdom	19,949,072

	TOTAL COMMON STOCKS
	(Cost — $128,745,874)	115,482,675

PREFERRED STOCKS — 2.0%
Germany — 2.0%
59,300	Henkel AG & Co. KGaA (a)
	(Cost — $3,236,678)	2,359,685

See Notes to Schedule of Investments.

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

TOTAL INVESTMENTS — 99.7% (Cost — $131,982,552#)	$117,842,360
Other Assets in Excess of Liabilities — 0.3%	409,768

TOTAL NET ASSETS — 100.0%	$118,252,128

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
Summary of Investments by Sector **

Financials	20.5%
Health Care	16.3
Consumer Staples	15.3
Energy	10.4
Information Technology	9.8
Industrials	9.0
Consumer Discretionary	7.4
Telecommunication Services	5.9
Materials	3.0
Utilities	2.4

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2008 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable International All Cap Opportunity Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,172,714
Gross unrealized depreciation	(20,312,906)

Net unrealized depreciation	$(14,140,192)

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
* * *
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 26, 2008